Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets [Abstract]
Intangible Assets

Note 6 - Intangible Assets

Intangible assets of the Company are summarized as follows:

	December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangible assets:
Core deposit	$3,081	$3,078	$3
Commission residual	600	445	155
Total	$3,681	$3,523	$158

	December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangible assets:
Core deposit	$3,081	$3,017	$64
Commission residual	600	329	271
Total	$3,681	$3,346	$335

Amortization expense was $177,000 and $292,000 for the periods ended December 31, 2012 and 2011, respectively.

As discussed in Note 1, on February 27, 2009 the Company announced that it had sold the majority of the assets of the InsuranCenter of Alpena. The Company allocated the goodwill between the assets sold and the assets retained.

The assets retained relate to a future stream of commissions related to the override commission discussed earlier. Under an agreement, the Company will receive a portion of the override commission through April, 2014. Management computed an estimated cash flow on this commission and using a 6.0% discount rate determined a fair value of $600,000. Since the $600,000 allocation of fair value relates to a finite life asset, the Company re-characterized the goodwill as an amortizable intangible and began amortizing the asset in March, 2009.

The following table sets forth the amount of remaining amortization for intangibles assets:

	For the Year Ended December 31,
	2013	2014

Core deposit	2	1
Commission residual	116	39
Total	118	40